UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Profile II Portfolios (Initial Class and Class L)

Annual Report

December 31, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolios. Such offering is made only by the prospectus of the Portfolios, which includes details as to offering price and other information.

Maxim Conservative Profile II Portfolio

Management Discussion

The Maxim Conservative Profile II Portfolio (Initial Class shares) returned 1.29% for the fiscal year ended December 31, 2011, compared to the 0.98% return for the Wilshire 5000 Index and the 7.84% return for the Barclays Capital U.S. Aggregate Bond Index. The Portfolio trailed its composite benchmark by 1.99% (composite benchmark return was 3.28%). The Portfolio’s underlying fund performance was mixed but detracted in aggregate. Exposure to the Maxim MFS International Value Portfolio helped as it significantly outperformed its benchmark. Underlying U.S. large-capitalization growth funds detracted from relative performance as active management proved difficult within the asset class. On the fixed income side, exposure to the riskier high yield and international fixed income asset classes were a drag on performance. Exposure to the Maxim Templeton Global Bond Portfolio also detracted from performance as it lagged its benchmark and peer group.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index*	Wilshire 5000 Index	Barclays Capital Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2002	9,858.00	10,191.25	7,914.00	11,026.00
2003	10,988.71	11,363.63	10,417.99	11,478.07
2004	11,768.91	12,062.82	11,718.15	11,976.10
2005	12,277.33	12,504.77	12,465.77	12,267.00
2006	13,259.51	13,483.52	14,431.63	12,798.16
2007	14,013.98	14,368.37	15,242.68	13,690.19
2008	12,098.27	12,797.67	9,567.83	14,407.56
2009	14,579.62	14,659.35	12,275.53	15,261.93
2010	15,894.71	15,891.67	14,382.01	16,260.06
2011	16,099.75	16,383.91	14,522.95	17,534.84

*The composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the

MSCI EAFE Index; and for bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Yr Credit Bond Index.

Note: Performance for the Class L shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Five Years	Ten Years/Since Inception
Initial Class	1.29%	3.96%	4.88%
Class L	--	--	-1.74%*

*Since inception on July 29, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	41.00%
Fixed Interest Contract	22.46%
International Equity	7.01%
Large-Cap Equity	16.03%
Mid-Cap Equity	7.01%
Short-Term Bond	6.49%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/11)	Ending Account Value (12/31/11)	Expenses Paid During Period (07/01/11 - 12/31/11)
Initial Class
Actual	$ 1,000.00	$ 980.80	$ 4.16*
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.01	$ 4.24*
Class L
Actual	$ 1,000.00	$ 982.60	$ 4.56**
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.81	$ 5.45***

*Expenses are equal to the Portfolio's annualized expense ratio of 0.83% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.73%).

**Expenses are equal to the Portfolio's annualized expense ratio of 1.08% for the Class L shares, multiplied by the average account value over the period, multiplied by 156/365 days to reflect the investment period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.73%).

***Expenses are equal to the Portfolio's annualized expense ratio of 1.08% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the investment period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.73%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderately Conservative Profile II Portfolio

Management Discussion

The Maxim Moderately Conservative Profile II Portfolio (Initial Class shares) returned -0.02% for the fiscal year ended December 31, 2011, compared to the 0.98% return for the Wilshire 5000 Index and the 7.84% return for the Barclays Capital U.S. Aggregate Bond Index. The Portfolio trailed its composite benchmark by 2.20% (composite benchmark return was 2.18%). The Portfolio’s underlying fund performance was mixed but detracted in aggregate. Exposure to the Maxim MFS International Value Portfolio helped as it significantly outperformed its benchmark. Underlying U.S. large-capitalization growth funds detracted from relative performance as active management proved difficult within the asset class. On the fixed income side, exposure to the riskier high yield and international fixed income asset classes were a drag on performance. Exposure to the Maxim Templeton Global Bond Portfolio also detracted from performance as it lagged its benchmark and peer group.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index*	Wilshire 5000 Index	Barclays Capital U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2002	9,374.00	9,649.75	7,914.00	11,026.00
2003	10,931.02	11,350.13	10,417.99	11,478.07
2004	12,013.19	12,347.65	11,718.15	11,976.10
2005	12,739.99	12,989.74	12,465.77	12,267.00
2006	14,019.09	14,433.29	14,431.63	12,798.16
2007	14,944.35	15,395.27	15,242.68	13,690.19
2008	12,230.45	12,661.47	9,567.83	14,407.56
2009	14,932.16	14,910.08	12,275.53	15,261.93
2010	16,471.66	16,365.02	14,382.01	16,260.06
2011	16,468.37	16,687.41	14,522.95	17,534.84

*The composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Yr Credit Bond Index.

Note: Performance for the Class L shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Five Years	Ten Years/Since Inception
Initial Class	-0.02%	3.31%	5.13%
Class L	--	--	-2.86%*

*Since inception on July 29, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	32.95%
Fixed Interest Contract	21.94%
International Equity	11.05%
Large-Cap Equity	23.07%
Mid-Cap Equity	8.01%
Small-Cap Equity	2.98%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/11)	Ending Account Value (12/31/11)	Expenses Paid During Period (07/01/11 - 12/31/11)
Initial Class
Actual	$ 1,000.00	$ 917.10	$ 4.41*

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,020.61	$ 4.65*

Class L
Actual	$ 1,000.00	$ 971.40	$ 4.93**

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,019.31	$ 5.96***

*Expenses are equal to the Portfolio's annualized expense ratio of 0.92% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.82%).

**Expenses are equal to the Portfolio's annualized expense ratio of 1.17% for the Class L shares, multiplied by the average account value over the period, multiplied by 156/365 days to reflect the investment period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.82%).

***Expenses are equal to the Portfolio's annualized expense ratio of 1.17% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the investment period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.82%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderate Profile II Portfolio

Management Discussion

The Maxim Moderate Profile II Portfolio (Initial Class shares) returned -1.05% for the fiscal year ended December 31, 2011, compared to the 0.98% return for the Wilshire 5000 Index and the 7.84% return for the Barclays Capital U.S. Aggregate Bond Index. The Portfolio trailed its composite benchmark by 1.88% (composite benchmark return was 0.83%). The Portfolio’s underlying fund performance was mixed but detracted in aggregate. Exposure to the Maxim MFS International Value Portfolio helped as it significantly outperformed its benchmark. Underlying U.S. large-capitalization growth funds detracted from relative performance as active management proved difficult within the asset class. The Portfolio’s higher allocation to mid-capitalization and small-capitalization equities relative to the broad stock market also detracted from performance as these asset classes lagged during the trailing year. On the fixed income side, exposure to the Maxim Templeton Global Bond Portfolio was a leading detracted from performance as it lagged its benchmark and peer group.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index*	Wilshire 5000 Index	Barclays Capital U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2002	9,037.00	9,182.95	7,914.00	11,026.00
2003	10,875.13	11,180.43	10,417.99	11,478.07
2004	12,131.20	12,299.56	11,718.15	11,976.10
2005	12,905.17	13,012.04	12,465.77	12,267.00
2006	14,479.60	14,681.36	14,431.63	12,798.16
2007	15,525.03	15,685.71	15,242.68	13,690.19
2008	11,932.54	11,997.17	9,567.83	14,407.56
2009	14,847.66	14,483.34	12,275.53	15,261.93
2010	16,565.53	16,079.99	14,382.01	16,260.06
2011	16,391.60	9,182.95	14,522.95	17,534.84

*The composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Yr Credit Bond Index.

Note: Performance for the Class L shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Five Years	Ten Years/Since Inception
Initial Class	-1.05%	2.55%	5.08%
Class L	--	--	-3.87%*

*Since inception on July 29, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	23.98%
Fixed Interest Contract	15.95%
International Equity	16.04%
Large-Cap Equity	28.05%
Mid-Cap Equity	10.01%
Small-Cap Equity	5.97%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/11)	Ending Account Value (12/31/11)	Expenses Paid During Period (07/01/11 - 12/31/11)
Initial Class
Actual	$ 1,000.00	$ 937.90	$ 4.75*

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,020.31	$ 4.95*

Class L
Actual	$ 1,000.00	$ 961.30	$ 5.20**

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,019.87	$ 6.26***

*Expenses are equal to the Portfolio's annualized expense ratio of 0.98% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.88%).

**Expenses are equal to the Portfolio's annualized expense ratio of 1.23% for the Class L shares, multiplied by the average account value over the period, multiplied by 156/365 days to reflect the investment period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.88%).

***Expenses are equal to the Portfolio's annualized expense ratio of 1.23% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the investment period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.88%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderately Aggressive Profile II Portfolio

Management Discussion

The Maxim Moderately Aggressive Profile II Portfolio (Initial Class shares) returned -2.10% for the fiscal year ended December 31, 2011, compared to the 0.98% return for the Wilshire 5000 Index and the 7.84% return for the Barclays Capital U.S. Aggregate Bond Index. The Portfolio trailed its composite benchmark by 2.01% (composite benchmark return was -0.09%). The Portfolio’s underlying fund performance was mixed but detracted in aggregate. Exposure to the Maxim MFS International Value Portfolio helped as it significantly outperformed its benchmark. Underlying U.S. large-capitalization growth funds detracted from relative performance as active management proved difficult within the asset class. The Portfolio’s higher allocation to mid-capitalization and small-capitalization equities relative to the broad stock market also detracted from performance as these asset classes lagged during the trailing year. On the fixed income side, exposure to the Maxim Templeton Global Bond Portfolio was a leading detracted from performance as it lagged its benchmark and peer group.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index*	Wilshire 5000 Index	Barclays Capital U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2002	8,671.00	8,815.00	7,914.00	11,026.00
2003	10,773.72	11,150.31	10,417.99	11,478.07
2004	12,229.25	12,531.53	11,718.15	11,976.10
2005	13,186.80	13,431.58	12,465.77	12,267.00
2006	15,028.99	15,520.52	14,431.63	12,798.16
2007	16,147.15	16,588.06	15,242.68	13,690.19
2008	11,262.64	11,745.84	9,567.83	14,407.56
2009	14,520.92	14,517.79	12,275.53	15,261.93
2010	16,459.46	16,301.97	14,382.01	16,260.06
2011	16,113.81	16,267.95	14,522.95	17,534.84

*The composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Yr Credit Bond Index.

Note: Performance for the Class L shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Five Years	Ten Years/Since Inception
Initial Class	-2.10%	1.40%	4.82%
Class L	--	--	-4.75%*

*Since inception on July 29, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	17.96
Fixed Interest Contract	8.96
International Equity	19.08
Large-Cap Equity	30.05
Mid-Cap Equity	15.99
Small-Cap Equity	7.96
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/11)	Ending Account Value (12/31/11)	Expenses Paid During Period (07/01/11 - 12/31/11)
Initial Class
Actual	$ 1,000.00	$ 862.30	$ 5.31*

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,019.51	$ 5.76*

Class L
Actual	$ 1,000.00	$ 952.50	$ 5.76**

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,018.31	$ 6.96***

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.13% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (1.03%).

**Expenses are equal to the Portfolio's annualized expense ratio of 1.38% for the Class L shares, multiplied by the average account value over the period, multiplied by 156/365 days to reflect the investment period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (1.03%).

***Expenses are equal to the Portfolio's annualized expense ratio of 1.38% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the investment period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (1.03%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Aggressive Profile II Portfolio

Management Discussion

The Maxim Aggressive Profile II Portfolio (Initial Class shares) returned -4.44% for the fiscal year ended December 31, 2011, compared to the 0.98% return for the Wilshire 5000 Index and the 7.84% return for the Barclays Capital U.S. Aggregate Bond Index. The Portfolio trailed its composite benchmark by 1.75% (composite benchmark return was -2.69%). The Portfolio’s underlying fund performance was mixed but detracted in aggregate. Exposure to the Maxim MFS International Value Portfolio helped as it significantly outperformed its benchmark. Underlying U.S. large-capitalization growth funds detracted from relative performance as active management proved difficult within the asset class. The Portfolio’s higher allocation to mid-capitalization and small-capitalization equities relative to the broad stock market also detracted from performance as these asset classes lagged during the trailing year.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index*	Wilshire 5000 Index
	10,000.00	10,000.00	10,000.00
2002	8,118.00	8,070.00	7,914.00
2003	10,610.23	10,805.53	10,417.99
2004	12,427.76	12,420.46	11,718.15
2005	13,542.53	13,497.37	12,465.77
2006	15,653.81	16,074.97	14,431.63
2007	16,804.36	17,219.91	15,242.68
2008	10,099.42	10,557.96	9,567.83
2009	13,434.25	13,655.66	12,275.53
2010	15,577.01	15,652.02	14,382.01
2011	14,885.39	15,250.95	14,522.95

*The composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; and for international stocks, the MSCI EAFE Index.

Note: Performance for the Class L shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Five Years	Ten Years/Since Inception
Initial Class	-4.44%	-1.00%	4.06%
Class L	--	--	-6.86%*

*Since inception on July 29, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	0.00%
International Equity	27.04%
Large-Cap Equity	37.03%
Mid-Cap Equity	23.01%
Small-Cap Equity	12.92%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/11)	Ending Account Value (12/31/11)	Expenses Paid During Period (07/01/11 - 12/31/11)
Initial Class
Actual	$ 1,000.00	$ 908.90	$ 5.92*

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,019.01	$ 6.26*

Class L
Actual	$ 1,000.00	$ 931.40	$ 6.08**

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,017.71	$ 7.57***

*Expenses are equal to the Portfolio's annualized expense ratio of 1.23% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (1.13%).

**Expenses are equal to the Portfolio's annualized expense ratio of 1.48% for the Class L shares, multiplied by the average account value over the period, multiplied by 156/365 days to reflect the investment period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (1.13%).

***Expenses are equal to the Portfolio's annualized expense ratio of 1.48% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the investment period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (1.13%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE II PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value
BOND MUTUAL FUNDS
2,902,229		Maxim Federated Bond Portfolio Initial Class(a)	$31,257,001
2,324,842		Maxim Putnam High Yield Bond Portfolio Initial Class(a)	17,878,033
1,873,409		Maxim Short Duration Bond Portfolio Initial Class(a)	19,314,848
3,449,561		Maxim Templeton Global Bond Portfolio Initial Class(a)	31,184,030
3,354,914		Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)	41,668,037

TOTAL BOND MUTUAL FUNDS — 47.50% (Cost $141,072,482)			$141,301,949

EQUITY MUTUAL FUNDS
907,333		Maxim American Century Growth Portfolio Initial Class(a)	8,928,160
661,444		Maxim Invesco ADR Portfolio Initial Class(a)	6,945,170
1,209,253		Maxim Janus Large Cap Growth Portfolio Initial Class(a)	8,948,474
725,966		Maxim MFS International Growth Portfolio Initial Class(a)	6,976,534
910,840		Maxim MFS International Value Portfolio Initial Class(a)	6,949,707
863,304		Maxim MidCap Value Portfolio Initial Class(a)	8,434,478
1,533,691		Maxim Putnam Equity Income Portfolio Initial Class(a)	14,907,474
1,047,250		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	14,902,366
245,742		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	3,990,845
715,626		Putnam Multi-Cap Value Fund A(a)	8,422,916

TOTAL EQUITY MUTUAL FUNDS — 30.05% (Cost $90,205,922)			$89,406,124

Account Balance
FIXED INTEREST CONTRACT
66,826,421	(b)	Great-West Life & Annuity Contract(a)(c)	66,826,421

TOTAL FIXED INTEREST CONTRACT — 22.46% (Cost $66,826,421)			$66,826,421

TOTAL INVESTMENTS — 100.01% (Cost $298,104,825)			$297,534,494

OTHER ASSETS & LIABILITIES — (0.01)%			$(25,486)

TOTAL NET ASSETS — 100.00%			$297,509,008

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Variable rate security, interest rate is subject to change. The interest rate in effect at December 31, 2011 was 2.05%.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares				Value

BOND MUTUAL FUNDS
527,794		Maxim Federated Bond Portfolio Initial Class(a)	$	5,684,338
411,119		Maxim Putnam High Yield Bond Portfolio Initial Class(a)		3,161,507
627,246		Maxim Templeton Global Bond Portfolio Initial Class(a)		5,670,306
508,249		Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)		6,312,446

TOTAL BOND MUTUAL FUNDS — 32.95% (Cost $21,226,550)			$	20,828,597

EQUITY MUTUAL FUNDS
320,451		Maxim American Century Growth Portfolio Initial Class(a)		3,153,237
221,660		Maxim Invesco ADR Portfolio Initial Class(a)		2,327,432
426,838		Maxim Janus Large Cap Growth Portfolio Initial Class(a)		3,158,597
47,262		Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)		944,770
242,503		Maxim MFS International Growth Portfolio Initial Class(a)		2,330,456
305,087		Maxim MFS International Value Portfolio Initial Class(a)		2,327,817
206,248		Maxim MidCap Value Portfolio Initial Class(a)		2,015,046
425,874		Maxim Putnam Equity Income Portfolio Initial Class(a)		4,139,493
97,728		Maxim Small-Cap Value Portfolio Initial Class(a)		943,073
290,216		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)		4,129,772
64,501		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)		1,047,495
169,835		Putnam Multi-Cap Value Fund A(a)		1,998,957

TOTAL EQUITY MUTUAL FUNDS — 45.12% (Cost $29,673,133)			$	28,516,145

Account Balance

FIXED INTEREST CONTRACT
13,866,511	(b)	Great-West Life & Annuity Contract(a)(c)		13,866,511

TOTAL FIXED INTEREST CONTRACT — 21.94% (Cost $13,866,511)			$	13,866,511

TOTAL INVESTMENTS — 100.01% (Cost $64,766,194)			$	63,211,253

OTHER ASSETS & LIABILITIES — (0.01)%			$	(5,396)

TOTAL NET ASSETS — 100.00%			$	63,205,857

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Variable rate security, interest rate is subject to change. The interest rate in effect at December 31, 2011 was 2.05%.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE II PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

BOND MUTUAL FUNDS
5,618,638		Maxim Federated Bond Portfolio Initial Class(a)	$60,512,727
3,375,840		Maxim Putnam High Yield Bond Portfolio Initial Class(a)	25,960,213
6,673,217		Maxim Templeton Global Bond Portfolio Initial Class(a)	60,325,882
4,868,769		Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)	60,470,110

TOTAL BOND MUTUAL FUNDS — 23.98% (Cost $205,939,586)			$207,268,932

EQUITY MUTUAL FUNDS
5,265,241		Maxim American Century Growth Portfolio Initial Class(a)	51,809,971
4,396,247		Maxim Invesco ADR Portfolio Initial Class(a)	46,160,589
7,012,328		Maxim Janus Large Cap Growth Portfolio Initial Class(a)	51,891,226
648,025		Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	12,954,023
4,814,473		Maxim MFS International Growth Portfolio Initial Class(a)	46,267,090
6,055,788		Maxim MFS International Value Portfolio Initial Class(a)	46,205,660
2,884,758		Maxim MidCap Value Portfolio Initial Class(a)	28,184,083
7,141,927		Maxim Putnam Equity Income Portfolio Initial Class(a)	69,419,534
1,388,567		Maxim Small-Cap Growth Portfolio Initial Class(a)	25,716,258
1,337,886		Maxim Small-Cap Value Portfolio Initial Class(a)	12,910,601
4,874,661		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	69,366,433
1,863,254		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	30,259,245
2,387,581		Putnam Multi-Cap Value Fund A(a)	28,101,828

TOTAL EQUITY MUTUAL FUNDS — 60.08% (Cost $493,090,989)			$519,246,541

Account Balance

FIXED INTEREST CONTRACT
137,891,791	(b)	Great-West Life & Annuity Contract(a)(c)	137,891,791
TOTAL FIXED INTEREST CONTRACT — 15.95% (Cost $137,891,791)			$137,891,791

TOTAL INVESTMENTS — 100.01% (Cost $836,922,366)			$864,407,264

OTHER ASSETS & LIABILITIES — (0.01)%			$(73,249)

TOTAL NET ASSETS — 100.00%			$864,334,015

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Variable rate security, interest rate is subject to change. The interest rate in effect at December 31, 2011 was 2.05%.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value
BOND MUTUAL FUNDS
861,174		Maxim Federated Bond Portfolio Initial Class(a)	$9,274,840
724,982		Maxim Putnam High Yield Bond Portfolio Initial Class(a)	5,575,114
1,023,344		Maxim Templeton Global Bond Portfolio Initial Class(a)	9,251,028
746,418		Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)	9,270,512

TOTAL BOND MUTUAL FUNDS — 17.96% (Cost $34,009,177)			$33,371,494

EQUITY MUTUAL FUNDS
1,225,607		Maxim American Century Growth Portfolio Initial Class(a)	12,059,970
1,122,082		Maxim Invesco ADR Portfolio Initial Class(a)	11,781,863
1,638,622		Maxim Janus Large Cap Growth Portfolio Initial Class(a)	12,125,804
231,615		Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	4,629,979
1,231,949		Maxim MFS International Growth Portfolio Initial Class(a)	11,839,030
1,551,925		Maxim MFS International Value Portfolio Initial Class(a)	11,841,185
1,206,132		Maxim MidCap Value Portfolio Initial Class(a)	11,783,913
1,630,865		Maxim Putnam Equity Income Portfolio Initial Class(a)	15,852,006
299,154		Maxim Small-Cap Growth Portfolio Initial Class(a)	5,540,323
479,242		Maxim Small-Cap Value Portfolio Initial Class(a)	4,624,685
1,111,900		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	15,822,344
381,690		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	6,198,649
996,766		Putnam Multi-Cap Value Fund A(a)	11,731,936

TOTAL EQUITY MUTUAL FUNDS — 73.09% (Cost $137,784,890)			$135,831,687

Account Balance

FIXED INTEREST CONTRACT
16,660,276	(b)	Great-West Life & Annuity Contract(a)(c)	16,660,276

TOTAL FIXED INTEREST CONTRACT — 8.96% (Cost $16,660,276)			$16,660,276

TOTAL INVESTMENTS — 100.01% (Cost $188,454,343)			$185,863,457

OTHER ASSETS & LIABILITIES — (0.01)%			$(15,636)

TOTAL NET ASSETS — 100.00%			$185,847,821

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent deposits plus interest less withdrawals and approximates fair value.
(c)	Variable rate security, interest rate is subject to change. The interest rate in effect at December 31, 2011 was 2.05%.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares		Value
EQUITY MUTUAL FUNDS
4,412,004	Maxim American Century Growth Portfolio Initial Class(a)	$43,414,114
4,392,309	Maxim Invesco ADR Portfolio Initial Class(a)	46,119,244
5,881,443	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	43,522,676
1,021,632	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	20,422,425
4,800,598	Maxim MFS International Growth Portfolio Initial Class(a)	46,133,748
6,049,872	Maxim MFS International Value Portfolio Initial Class(a)	46,160,525
4,808,285	Maxim MidCap Value Portfolio Initial Class(a)	46,976,946
5,278,568	Maxim Putnam Equity Income Portfolio Initial Class(a)	51,307,676
1,367,507	Maxim Small-Cap Growth Portfolio Initial Class(a)	25,326,237
2,111,395	Maxim Small-Cap Value Portfolio Initial Class(a)	20,374,959
3,604,006	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	51,285,012
1,471,236	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	23,892,876
3,986,934	Putnam Multi-Cap Value Fund A(a)	46,926,211

TOTAL EQUITY MUTUAL FUNDS — 100.01% (Cost $491,038,513)		$511,862,649

TOTAL INVESTMENTS — 100.01% (Cost $491,038,513)		$511,862,649

OTHER ASSETS & LIABILITIES — (0.01)%		$(43,216)

TOTAL NET ASSETS — 100.00%		$511,819,433

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of December 31, 2011

	Maxim Conservative Profile II Portfolio	Maxim Moderately Conservative Profile II Portfolio

ASSETS:
Investments at market value, affiliated(a)	$297,534,494	$63,211,253
Dividends receivable	–	249
Subscriptions receivable	1,093,961	62,440
Receivable for investments sold	679,734	–

Total Assets	299,308,189	63,273,942

LIABILITIES:
Payable to investment adviser	25,155	5,299
Redemptions payable	1,773,695	18,287
Payable for investments purchased	–	44,402
Payable for distribution fees	331	97

Total Liabilities	1,799,181	68,085

NET ASSETS	$297,509,008	$63,205,857

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,627,221	$782,480
Paid-in capital in excess of par	320,795,530	70,943,759
Net unrealized depreciation on investments	(570,331)	(1,554,941)
Undistributed net investment income	4,852,545	374,177
Accumulated net realized loss on investments	(31,195,957)	(7,339,618)

TOTAL NET ASSETS
Initial Class	$295,167,790	$62,683,988

Class L	$2,341,218	$521,869

CAPITAL STOCK:
Authorized
Initial Class	100,000,000	100,000,000
Class L	35,000,000	35,000,000
Issued and Outstanding
Initial Class	36,014,872	7,764,912
Class L	257,336	59,891

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$8.20	$8.07

Class L	$9.10	$8.71

(a) Cost of investments, affiliated	$298,104,825	$64,766,194

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of December 31, 2011

	Maxim Moderate Profile II Portfolio	Maxim Moderately Aggressive Profile II Portfolio	Maxim Aggressive Profile II Portfolio

ASSETS:
Investments at market value, affiliated(a)	$864,407,264	$185,863,457	$511,862,649
Dividends receivable	3,421	1,218	5,393
Subscriptions receivable	2,331,428	691,229	1,356,760
Receivable for investments sold	2,071,233	–	1,543,551

Total Assets	868,813,346	186,555,904	514,768,353

LIABILITIES:
Payable to investment adviser	73,041	15,615	43,171
Redemptions payable	4,358,435	421,596	2,900,311
Payable for investments purchased	47,647	270,851	5,393
Payable for distribution fees	208	21	45

Total Liabilities	4,479,331	708,083	2,948,920

NET ASSETS	$864,334,015	$185,847,821	$511,819,433

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$12,468,887	$2,626,811	$7,968,901
Paid-in capital in excess of par	1,001,902,766	210,607,773	611,458,305
Net unrealized appreciation (depreciation) on investments	27,484,898	(2,590,886)	20,824,136
Undistributed net investment income (loss)	9,896,790	399,319	–
Accumulated net realized loss on investments	(187,419,326)	(25,195,196)	(128,431,909)

TOTAL NET ASSETS
Initial Class	$862,976,622	$185,733,311	$511,452,743

Class L	$1,357,393	$114,510	$366,690

CAPITAL STOCK:
Authorized
Initial Class	200,000,000	100,000,000	175,000,000
Class L	35,000,000	35,000,000	35,000,000
Issued and Outstanding
Initial Class	124,537,418	26,253,515	79,649,083
Class L	151,450	14,590	39,932

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$6.93	$7.07	$6.42

Class L	$8.96	$7.85	$9.18

(a) Cost of investments, affiliated	$836,922,366	$188,454,343	$491,038,513

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the fiscal year ended December 31, 2011

	Maxim Conservative Profile II Portfolio	Maxim Moderately Conservative Profile II Portfolio

INVESTMENT INCOME:
Interest	$1,464,886	$292,273
Dividends, affiliated	6,773,968	1,191,204

Total Income	8,238,854	1,483,477

EXPENSES:
Management fees	290,102	59,408
Distribution fees - Class L	595	227

Total Expenses	290,697	59,635

Less amount waived by distributor - Class L	42	19

Net Expenses	290,655	59,616

NET INVESTMENT INCOME	7,948,199	1,423,861

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	16,994,704	5,033,956
Capital gain distributions received, affiliated	3,555,373	1,215,588
Change in net unrealized depreciation on investments	(24,803,497)	(7,572,433)

Net Realized and Unrealized Loss on Investments	(4,253,420)	(1,322,889)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,694,779	$100,972

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the fiscal year ended December 31, 2011

	Maxim Moderate Profile II Portfolio	Maxim Moderately Aggressive Profile II Portfolio	Maxim Aggressive Profile II Portfolio

INVESTMENT INCOME:
Interest	$3,252,658	$358,418	$–
Dividends, affiliated	15,239,403	2,917,273	5,616,245

Total Income	18,492,061	3,275,691	5,616,245

EXPENSES:
Management fees	904,650	177,929	554,656
Distribution fees - Class L	407	51	125

Total Expenses	905,057	177,980	554,781

Less amount waived by distributor - Class L	28	7	16

Net Expenses	905,029	177,973	554,765

NET INVESTMENT INCOME	17,587,032	3,097,718	5,061,480

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments, affiliated	50,456,028	30,143,273	(12,920,619)
Capital gain distributions received, affiliated	20,942,584	4,807,354	17,626,054
Change in net unrealized depreciation on investments	(97,213,427)	(41,146,276)	(32,714,236)

Net Realized and Unrealized Loss on Investments	(25,814,815)	(6,195,649)	(28,008,801)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,227,783)	$(3,097,931)	$(22,947,321)

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Conservative Profile II Portfolio

OPERATIONS:
Net investment income	$7,948,199	$6,468,279
Net realized gain on investments, affiliated	16,994,704	6,681,501
Capital gain distributions received, affiliated	3,555,373	1,172,146
Change in net unrealized appreciation (depreciation) on investments	(24,803,497)	10,404,002

Net Increase in Net Assets Resulting from Operations	3,694,779	24,725,928

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(6,675,109)	(6,468,292)
Class L	(48,965)	N/A

From net investment income	(6,724,074)	(6,468,292)

From net realized gains
Initial Class	(20,951,695)	(6,928,186)
Class L	(124,595)	N/A

From net realized gains	(21,076,290)	(6,928,186)

Total Distributions	(27,800,364)	(13,396,478)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	142,472,920	171,146,744
Class L	2,512,573	N/A
Shares issued in reinvestment of distributions
Initial Class	27,626,804	13,396,478
Class L	173,560	N/A
Shares redeemed
Initial Class	(163,458,784)	(138,145,986)
Class L	(189,253)	N/A

Net Increase in Net Assets Resulting from Capital Share Transactions	9,137,820	46,397,236

Total Increase (Decrease) in Net Assets	(14,967,765)	57,726,686

NET ASSETS:
Beginning of year	312,476,773	254,750,087

End of year (a)	$297,509,008	$312,476,773

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	15,906,444	19,435,988
Class L	257,763	N/A
Shares issued in reinvestment of distributions
Initial Class	3,320,447	1,520,812
Class L	19,073	N/A
Shares redeemed
Initial Class	(18,242,006)	(15,680,078)
Class L	(19,500)	N/A

Net Increase	1,242,221	5,276,722

(a) Including undistributed net investment income:	$4,852,545	$0

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Moderately Conservative Profile II Portfolio

OPERATIONS:
Net investment income	$1,423,861	$1,391,725
Net realized gain on investments, affiliated	5,033,956	4,878,293
Capital gain distributions received, affiliated	1,215,588	391,514
Change in net unrealized appreciation (depreciation) on investments	(7,572,433)	1,834,045

Net Increase in Net Assets Resulting from Operations	100,972	8,495,577

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(3,503,467)	(1,391,145)
Class L	(28,234)	N/A

From net investment income	(3,531,701)	(1,391,145)

From net realized gains
Initial Class	(4,531,013)	(4,441,311)
Class L	(25,732)	N/A

From net realized gains	(4,556,745)	(4,441,311)

Total Distributions	(8,088,446)	(5,832,456)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	28,329,787	70,505,482
Class L	518,824	N/A
Shares issued in reinvestment of distributions
Initial Class	8,034,480	5,832,456
Class L	53,966	N/A
Shares redeemed
Initial Class	(56,548,898)	(26,704,889)
Class L	(6,828)	N/A

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(19,618,669)	49,633,049

Total Increase (Decrease) in Net Assets	(27,606,143)	52,296,170

NET ASSETS:
Beginning of year	90,812,000	38,515,830

End of year (a)	$63,205,857	$90,812,000

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	3,064,117	7,778,032
Class L	54,416	N/A
Shares issued in reinvestment of distributions
Initial Class	977,434	634,340
Class L	6,189	N/A
Shares redeemed
Initial Class	(6,091,123)	(2,889,153)
Class L	(714)	N/A

Net Increase (Decrease)	(1,989,681)	5,523,219

(a) Including undistributed net investment income:	$374,177	$580

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Moderate Profile II Portfolio

OPERATIONS:
Net investment income	$17,587,032	$14,086,087
Net realized gain (loss) from investments, affiliated	50,456,028	(14,203,205)
Capital gain distributions received, affiliated	20,942,584	5,435,756
Change in net unrealized appreciation (depreciation) on investments	(97,213,427)	106,082,336

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,227,783)	111,400,974

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(15,824,188)	(14,079,517)
Class L	(19,036)	N/A

From net investment income	(15,843,224)	(14,079,517)

From net realized gains
Initial Class	(70,676,296)	(20,617,814)
Class L	(68,158)	N/A

From net realized gains	(70,744,454)	(20,617,814)

Total Distributions	(86,587,678)	(34,697,331)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	310,574,939	423,649,144
Class L	1,558,441	N/A
Shares issued in reinvestment of distributions
Initial Class	86,500,484	34,697,331
Class L	87,194	N/A
Shares redeemed
Initial Class	(475,878,309)	(356,288,355)
Class L	(220,520)	N/A

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(77,377,771)	102,058,120

Total Increase (Decrease) in Net Assets	(172,193,232)	178,761,763

NET ASSETS:
Beginning of year	1,036,527,247	857,765,484

End of year (a)	$864,334,015	$1,036,527,247

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	40,052,135	57,848,471
Class L	165,033	N/A
Shares issued in reinvestment of distributions
Initial Class	12,333,497	4,564,418
Class L	9,721	N/A
Shares redeemed
Initial Class	(61,258,534)	(48,030,896)
Class L	(23,304)	N/A

Net Increase (Decrease)	(8,721,452)	14,381,993

(a) Including undistributed net investment income:	$9,896,790	$6,570

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Moderately Aggressive Profile II Portfolio

OPERATIONS:
Net investment income	$3,097,718	$3,765,809
Net realized gain on investments, affiliated	30,143,273	4,311,485
Capital gain distributions received, affiliated	4,807,354	1,606,054
Change in net unrealized appreciation (depreciation) on investments	(41,146,276)	30,854,949

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,097,931)	40,538,297

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(15,412,647)	(3,762,538)
Class L	(8,447)	N/A

From net investment income	(15,421,094)	(3,762,538)

From net realized gains
Initial Class	(24,955,735)	(7,067,976)
Class L	(10,868)	N/A

From net realized gains	(24,966,603)	(7,067,976)

Total Distributions	(40,387,697)	(10,830,514)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	79,982,600	218,651,384
Class L	113,808	N/A
Shares issued in reinvestment of distributions
Initial Class	40,368,382	10,830,514
Class L	19,315	N/A
Shares redeemed
Initial Class	(192,837,845)	(71,882,851)
Class L	N/A	N/A

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(72,353,740)	157,599,047

Total Increase (Decrease) in Net Assets	(115,839,368)	187,306,830

NET ASSETS:
Beginning of year	301,687,189	114,380,359

End of year (a)	$185,847,821	$301,687,189

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	8,746,366	26,198,862
Class L	12,133	N/A
Shares issued in reinvestment of distributions
Initial Class	5,578,640	1,202,425
Class L	2,457	N/A
Shares redeemed
Initial Class	(20,904,904)	(8,170,365)
Class L	N/A	N/A

Net Increase (Decrease)	(6,565,308)	19,230,922

(a) Including undistributed net investment income:	$399,319	$3,271

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Aggressive Profile II Portfolio
OPERATIONS:
Net investment income	$5,061,480	$4,529,504
Net realized loss from investments, affiliated	(12,920,619)	(42,218,268)
Capital gain distributions received, affiliated	17,626,054	3,912,953
Change in net unrealized appreciation (depreciation) on investments	(32,714,236)	123,291,243

Net Increase (Decrease) in Net Assets Resulting from Operations	(22,947,321)	89,515,432

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(5,882,787)	(4,518,798)
Class L	(3,072)	N/A

From net investment income	(5,885,859)	(4,518,798)

From net realized gains
Initial Class	(8,993,805)	(1,685,413)
Class L	(2,206)	N/A

From net realized gains	(8,996,011)	(1,685,413)

Total Distributions	(14,881,870)	(6,204,211)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	200,041,808	271,138,882
Class L	533,362	N/A
Shares issued in reinvestment of distributions
Initial Class	14,876,592	6,204,211
Class L	5,278	N/A
Shares redeemed
Initial Class	(294,336,202)	(271,170,646)
Class L	(171,360)	N/A

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(79,050,522)	6,172,447

Total Increase (Decrease) in Net Assets	(116,879,713)	89,483,668

NET ASSETS:
Beginning of year	628,699,146	539,215,478

End of year (a)	$511,819,433	$628,699,146

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	29,076,709	43,883,346
Class L	58,072	N/A
Shares issued in reinvestment of distributions
Initial Class	2,342,567	946,760
Class L	574	N/A
Shares redeemed
Initial Class	(42,669,619)	(43,306,488)
Class L	(18,714)	N/A

Net Increase (Decrease)	(11,210,411)	1,523,618

(a) Including undistributed net investment income:	$0	$10,706

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009	2008	2007
Maxim Conservative Profile II Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$8.92	$8.56	$7.48	$9.29	$9.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.23	0.20	0.23	0.35	0.30
Capital gain distributions received	0.10	0.03	0.02	0.14	0.20
Net realized and unrealized gain (loss)	(0.22)	0.53	1.26	(1.73)	0.01

Total Income (Loss) From Investment Operations	0.11	0.76	1.51	(1.24)	0.51

LESS DISTRIBUTIONS:
From net investment income	(0.20)	(0.20)	(0.24)	(0.34)	(0.30)
From net realized gains	(0.63)	(0.20)	(0.19)	(0.23)	(0.42)

Total Distributions	(0.83)	(0.40)	(0.43)	(0.57)	(0.72)

NET ASSET VALUE, END OF YEAR	$8.20	$8.92	$8.56	$7.48	$9.29

TOTAL RETURN(a)	1.29%	9.02%	20.51%	(13.67%)	5.69%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$295,168	$312,477	$254,750	$195,710	$234,332
Ratio of expenses to average net assets(b)	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	2.74%	2.31%	2.92%	4.05%	3.23%
Portfolio turnover rate	35%	33%	32%	52%	27%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Does not include expenses of the underlying investments in which the Portfolio invests.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Period Ended December 31, 2011(a)
Maxim Conservative Profile II Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11
Capital gain distributions received	0.09
Net realized and unrealized loss	(0.38)

Total Loss From Investment Operations	(0.18)

LESS DISTRIBUTIONS:
From net investment income	(0.20)
From net realized gains	(0.52)

Total Distributions	(0.72)

NET ASSET VALUE, END OF PERIOD	$9.10

TOTAL RETURN(b)	(1.74%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$2,341
Ratio of expenses to average net assets(e)
Before waiver	0.35%	(f)
After waiver	0.34%	(f)
Ratio of net investment income to average net assets
Before waiver	10.76%	(f)
After waiver	10.77%	(f)
Portfolio turnover rate(g)	35%	(c)

(a)	Class L commenced operations on July 29, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009	2008	2007
Maxim Moderately Conservative Profile II Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$9.25	$8.98	$7.71	$10.14	$10.42

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.51	0.16	0.26	0.29	0.28
Capital gain distributions received	0.16	0.04	0.02	0.20	0.37
Net realized and unrealized gain (loss)	(0.68)	0.71	1.43	(2.27)	0.01

Total Income (Loss) From Investment Operations	(0.01)	0.91	1.71	(1.78)	0.66

LESS DISTRIBUTIONS:
From net investment income	(0.51)	(0.16)	(0.27)	(0.28)	(0.28)
From net realized gains	(0.66)	(0.48)	(0.17)	(0.37)	(0.66)

Total Distributions	(1.17)	(0.64)	(0.44)	(0.65)	(0.94)

NET ASSET VALUE, END OF YEAR	$8.07	$9.25	$8.98	$7.71	$10.14

TOTAL RETURN(a)	(0.02%)	10.31%	22.30%	(18.16%)	6.60%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$62,684	$90,812	$38,516	$27,892	$28,303
Ratio of expenses to average net assets(b)	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	2.40%	1.91%	2.11%	3.53%	2.80%
Portfolio turnover rate	52%	36%	59%	64%	61%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Does not include expenses of the underlying investments in which the Portfolio invests.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Period Ended December 31, 2011(a)
Maxim Moderately Conservative Profile II Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.62
Capital gain distributions received	0.14
Net realized and unrealized loss	(1.04)

Total Loss From Investment Operations	(0.28)

LESS DISTRIBUTIONS:
From net investment income	(0.53)
From net realized gains	(0.48)

Total Distributions	(1.01)

NET ASSET VALUE, END OF PERIOD	$8.71

TOTAL RETURN(b)	(2.86%)(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$522
Ratio of expenses to average net assets(e)
Before waiver	0.35%	(f)
After waiver	0.33%	(f)
Ratio of net investment income to average net assets
Before waiver	6.05%	(f)
After waiver	6.07%	(f)
Portfolio turnover rate(g)	52%	(c)

(a)	Class L commenced operations on July 29, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009	2008	2007
Maxim Moderate Profile II Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$7.77	$7.21	$6.08	$8.72	$9.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	0.11	0.12	0.21	0.21
Capital gain distributions received	0.17	0.04	0.02	0.21	0.40
Net realized and unrealized gain (loss)	(0.41)	0.68	1.34	(2.36)	0.02

Total Income (Loss) From Investment Operations	(0.08)	0.83	1.48	(1.94)	0.63

LESS DISTRIBUTIONS:
From net investment income	(0.14)	(0.11)	(0.12)	(0.21)	(0.21)
From net realized gains	(0.62)	(0.16)	(0.23)	(0.49)	(0.79)

Total Distributions	(0.76)	(0.27)	(0.35)	(0.70)	(1.00)

NET ASSET VALUE, END OF YEAR	$6.93	$7.77	$7.21	$6.08	$8.72

TOTAL RETURN(a)	(1.05%)	11.57%	24.67%	(23.14%)	7.22%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$862,977	$1,036,527	$857,765	$793,846	$1,118,812
Ratio of expenses to average net assets(b)	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	1.94%	1.47%	1.66%	2.73%	2.34%
Portfolio turnover rate	34%	31%	25%	54%	23%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Does not include expenses of the underlying investments in which the Portfolio invests.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Period Ended December 31, 2011(a)
Maxim Moderate Profile II Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10
Capital gain distributions received	0.17
Net realized and unrealized loss	(0.66)

Total Loss From Investment Operations	(0.39)

LESS DISTRIBUTIONS:
From net investment income	(0.14)
From net realized gains	(0.51)

Total Distributions	(0.65)

NET ASSET VALUE, END OF PERIOD	$8.96

TOTAL RETURN(b)	(3.87%)(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$1,357
Ratio of expenses to average net assets(e)
Before waiver	0.35%	(f)
After waiver	0.34%	(f)
Ratio of net investment income to average net assets
Before waiver	8.10%	(f)
After waiver	8.12%	(f)
Portfolio turnover rate(g)	34%	(c)

(a)	Class L commenced operations on July 29, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009	2008	2007
Maxim Moderately Aggressive Profile II Portfolio - Initial Class
NET ASSET VALUE, BEGINNING OF YEAR	$9.19	$8.41	$6.65	$10.47	$10.95

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.73	0.12	0.12	0.23	0.26
Capital gain distributions received	0.18	0.05	0.02	0.25	0.57
Net realized and unrealized gain (loss)	(1.11)	0.94	1.78	(3.51)	(0.04)

Total Income (Loss) From Investment Operations	(0.20)	1.11	1.92	(3.03)	0.79

LESS DISTRIBUTIONS:
From net investment income	(0.73)	(0.12)	(0.13)	(0.22)	(0.26)
From net realized gains	(1.19)	(0.21)	(0.03)	(0.57)	(1.01)

Total Distributions	(1.92)	(0.33)	(0.16)	(0.79)	(1.27)

NET ASSET VALUE, END OF YEAR	$7.07	$9.19	$8.41	$6.65	$10.47

TOTAL RETURN(a)	(2.10%)	13.35%	28.93%	(30.25%)	7.44%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$185,733	$301,687	$114,380	$68,352	$95,203
Ratio of expenses to average net assets(b)	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	1.75%	1.48%	1.68%	2.78%	2.35%
Portfolio turnover rate	54%	26%	36%	72%	42%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Does not include expenses of the underlying investments in which the Portfolio invests.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Period Ended December 31, 2011(a)
Maxim Moderately Aggressive Profile II Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.75
Capital gain distributions received	0.16
Net realized and unrealized loss	(1.39)

Total Loss From Investment Operations	(0.48)

LESS DISTRIBUTIONS:
From net investment income	(0.73)
From net realized gains	(0.94)

Total Distributions	(1.67)

NET ASSET VALUE, END OF PERIOD	$7.85

TOTAL RETURN(b)	(4.75%)(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$115
Ratio of expenses to average net assets(e)
Before waiver	0.35%	(f)
After waiver	0.31%	(f)
Ratio of net investment income to average net assets
Before waiver	5.15%	(f)
After waiver	5.18%	(f)
Portfolio turnover rate(g)	54%	(c)

(a)	Class L commenced operations on July 29, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009	2008	2007
Maxim Aggressive Profile II Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$6.92	$6.03	$4.66	$8.67	$9.25

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	0.05	0.05	0.06	0.12
Capital gain distributions received	0.22	0.04	0.01	0.23	0.64
Net realized and unrealized gain (loss)	(0.61)	0.87	1.47	(3.53)	(0.10)

Total Income (Loss) From Investment Operations	(0.32)	0.96	1.53	(3.24)	0.66

LESS DISTRIBUTIONS:
From net investment income	(0.07)	(0.05)	(0.05)	(0.06)	(0.12)
From net realized gains	(0.11)	(0.02)	(0.11)	(0.71)	(1.12)

Total Distributions	(0.18)	(0.07)	(0.16)	(0.77)	(1.24)

NET ASSET VALUE, END OF YEAR	$6.42	$6.92	$6.03	$4.66	$8.67

TOTAL RETURN(a)	(4.44%)	15.95%	33.02%	(39.90%)	7.35%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$511,453	$628,699	$539,215	$407,567	$754,558
Ratio of expenses to average net assets(b)	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	0.91%	0.78%	0.83%	0.90%	1.26%
Portfolio turnover rate	34%	30%	23%	59%	17%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Does not include expenses of the underlying investments in which the Portfolio invests.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Period Ended December 31, 2011(a)
Maxim Aggressive Profile II Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08
Capital gain distributions received	0.26
Net realized and unrealized loss	(1.02)

Total Loss From Investment Operations	(0.68)

LESS DISTRIBUTIONS:
From net investment income	(0.08)
From net realized gains	(0.06)

Total Distributions	(0.14)

NET ASSET VALUE, END OF PERIOD	$9.18

TOTAL RETURN(b)	(6.86%)(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$367
Ratio of expenses to average net assets(e)
Before waiver	0.35%	(f)
After waiver	0.31%	(f)
Ratio of net investment income to average net assets
Before waiver	6.41%	(f)
After waiver	6.44%	(f)
Portfolio turnover rate(g)	34%	(c)

(a)	Class L commenced operations on July 29, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Notes to Financial Statements

As of December 31, 2011

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Conservative Profile II, Maxim Moderately Conservative Profile II, Maxim Moderate Profile II, Maxim Moderately Aggressive Profile II and Maxim Aggressive Profile II Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile II Portfolio; to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile II Portfolio and to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile II Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, and to qualified retirement plans and college savings programs.

Each of the Portfolios offers two share classes, referred to as Initial Class and Class L shares. All shares of the Portfolios represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Initial Class shares are not subject to any distribution fees, and Class L shares are subject to an annual distribution fee of 0.25% of the corresponding Portfolio’s annual average net assets attributable to Class L shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each Portfolio’s shares is determined by dividing the net assets attributable to each class of shares of each Portfolio by the number of issued and outstanding shares of each class of each Portfolio on each business day.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%.

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of each Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

For these Portfolios, Level 3 securities include investments in the GWL&A Contract, with the major consideration in the valuation being the financial strength and credit rating of GWL&A, and its ability to meet ongoing obligations to the policyholders.

As of December 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following tables. The Portfolios recognize transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between levels during the year.

Maxim Conservative Profile II Portfolio

	Level 1	Level 2	Level 3	Total

Assets
Bond Mutual Funds	$141,301,949	$—	$—	$141,301,949
Equity Mutual Funds	89,406,124	—	—	89,406,124
Fixed Interest Contract	—	—	66,826,421	66,826,421

Total	$230,708,073	$0	$66,826,421	$297,534,494

Total Investments	$230,708,073	$0	$66,826,421	$297,534,494

Maxim Moderately Conservative Profile II

Portfolio

	Level 1	Level 2	Level 3	Total

Assets
Bond Mutual Funds	$20,828,597	$—	$—	$20,828,597
Equity Mutual Funds	28,516,145	—	—	28,516,145
Fixed Interest Contract	—	—	13,866,511	13,866,511

Total	$49,344,742	$0	$13,866,511	$63,211,253

Total Investments	$49,344,742	$0	$13,866,511	$63,211,253

Maxim Moderate Profile II Portfolio

	Level 1	Level 2	Level 3	Total

Assets
Bond Mutual Funds	$207,268,932	$—	$—	$207,268,932
Equity Mutual Funds	519,246,541	—	—	519,246,541
Fixed Interest Contract	—	—	137,891,791	137,891,791

Total	$726,515,473	$0	$137,891,791	$864,407,264

Total Investments	$726,515,473	$0	$137,891,791	$864,407,264

Maxim Moderately Aggressive Profile II

Portfolio

	Level 1	Level 2	Level 3	Total

Assets
Bond Mutual Funds	$33,371,494	$—	$—	$33,371,494
Equity Mutual Funds	135,831,687	—	—	135,831,687
Fixed Interest Contract	—	—	16,660,276	16,660,276

Total	$169,203,181	$0	$16,660,276	$185,863,457

Total Investments	$169,203,181	$0	$16,660,276	$185,863,457

Maxim Aggressive Profile II Portfolio

	Level 1	Level 2	Level 3	Total

Assets
Equity Mutual Funds	$511,862,649	$—	$—	$$511,862,649

Total	$511,862,649	$—	$—	$$511,862,649

Total Investments	$511,862,649	$0	$0	$$511,862,649

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2011:

Description	Maxim Conservative Profile II Portfolio	Maxim Moderately Conservative Profile II Portfolio	Maxim Moderate Profile II Portfolio	Maxim Moderately Aggressive Profile II Portfolio
Beginning Balance, January 1, 2011	$$69,917,585	19,851,825	164,624,040	26,923,289
Total realized gains	-	-	-	-
Total unrealized losses	-	-	-	-
Total interest received	1,464,886	292,273	3,252,658	358,418
Purchases	12,145,569	4,537,943	22,802,974	6,670,670
Sales	(16,701,619)	(10,815,530)	(52,787,881)	(17,292,101)
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-

Ending Balance, December 31, 2011	$66,826,421	$13,866,511	$137,891,791	$16,660,276

Risk Factors

Investing in the Portfolios may involve certain risks including, but not limited to, those described below.

Investments in each Portfolio are subject to risks related to its allocation strategy. The success of each Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The underlying funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolios also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on distributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2011, the Portfolios do not have a liability for any unrecognized tax benefits. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Portfolios did not incur any interest or penalties.

Each Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolios U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolios State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. Each Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption ASU No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolios will adopt ASU No. 2011-04 for its fiscal year beginning January 1, 2012. At this time, the Portfolios are evaluating the impact, if any, of ASU No. 2011-04 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (MCM), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolios until May 13, 2011 when the service moved to an unaffiliated vendor.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolios. The Portfolios have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by MCM in consideration for MCM providing initial capital to the Portfolios. The amount waived, if any, is reflected in the Statement of Operations.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $238,800 for the year ended December 31, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

The Portfolios each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Portfolios and GWL&A being an affiliated entity, the Portfolios are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

On March 5, 2003, the U.S. Securities and Exchange Commission (SEC) issued exemptive relief (the Exemptive Order) to GWL&A, MCM and the Portfolios permitting the affiliated applicants to purchase the GWL&A Contract.

Some of the terms and conditions under which the Exemptive Order was issued are set forth below. Any deviation from these terms and conditions would require the affiliated applicants to seek permission from the SEC to implement any such deviation.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%.

The Fixed Interest Contracts may be terminated by GWL&A or the Portfolios with no more than 7 days prior written notice.

The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A or other comparable companies.

The Maxim Board of Directors must annually consider whether allocation by the Portfolios to the GWL&A Contract is in the best interest of the shareholders as compared to allocating such amounts to another available short duration/short term bond fund.

Each of the Portfolios may also invest in various funds affiliated with MCM & GWL&A. Below is a summary of the transactions for each underlying investment during the year ended December 31, 2011, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

Maxim Conservative Profile II Portfolio

Affiliate	Shares Held/Account Balance	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 12/31/2011
Great-West Life & Annuity Contract	66,826,421	$69,917,585	$12,145,569	$16,701,619	$—	$1,464,886	$66,826,421
Maxim American Century Growth Portfolio Initial Class	907,333	—	10,478,979	1,431,104	(33,064)	23,054	8,928,160
Maxim Federated Bond Portfolio Initial Class	2,902,229	32,766,944	6,353,954	7,877,536	672,256	1,032,681	31,257,001
Maxim Invesco ADR Portfolio Initial Class	661,444	7,403,124	2,828,537	1,441,725	663,701	190,334	6,945,170
Maxim Janus Large Cap Growth Portfolio Initial Class	1,209,253	18,696,016	7,138,439	10,046,727	3,153,098	1,379	8,948,474
Maxim MFS International Growth Portfolio Initial Class	725,966	7,375,485	2,823,460	1,533,526	857,613	105,748	6,976,534
Maxim MFS International Value Portfolio Initial Class	910,840	7,357,675	1,885,173	1,273,819	816,011	117,360	6,949,707
Maxim MidCap Value Portfolio Initial Class	863,304	8,871,490	2,532,850	1,606,661	1,525,274	66,934	8,434,478
Maxim Putnam Equity Income Portfolio Initial Class	1,533,691	—	17,660,459	2,649,444	(104,307)	140,538	14,907,474
Maxim Putnam High Yield Bond Portfolio Initial Class	2,324,842	12,510,792	8,877,252	2,121,759	590,840	1,096,565	17,878,033
Maxim Short Duration Bond Portfolio Initial Class	1,873,409	20,210,699	3,941,038	4,639,208	220,472	509,875	19,314,848
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	1,047,250	15,737,980	4,395,118	3,223,185	1,809,604	274,180	14,902,366
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	245,742	4,167,739	1,666,889	1,224,386	237,357	53,053	3,990,845
Maxim Templeton Global Bond Portfolio Initial Class	3,449,561	32,896,334	7,488,847	6,120,548	912,521	1,661,418	31,184,030
Maxim U.S. Government Mortgage Securities Portfolio Initial Class	3,354,914	43,638,847	8,995,796	11,262,853	458,639	1,360,834	41,668,037
Putnam Equity Income Fund	—	15,687,152	881,254	13,915,754	3,199,118	52,209	—
Putnam High Yield Advantage Fund A	—	6,343,444	108,798	6,095,803	453,318	50,208	—
Putnam Multi-Cap Value Fund A	715,626	8,898,037	2,808,090	1,451,083	1,562,253	37,598	8,422,916

					$16,994,704	$8,238,854	$297,534,494

Maxim Moderately Conservative Profile II Portfolio

Affiliate	Shares Held/Account Balance	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 12/31/2011
Great-West Life & Annuity Contract	13,866,511	$19,851,825	$4,537,943	$10,815,530	$—	$292,273	$13,866,511
Maxim American Century Growth Portfolio Initial Class	320,451	—	3,657,831	458,936	(9,158)	8,124	3,153,237
Maxim Federated Bond Portfolio Initial Class	527,794	8,154,934	1,971,813	4,417,696	138,508	180,867	5,684,338
Maxim Invesco ADR Portfolio Initial Class	221,660	3,384,664	1,167,318	1,599,575	231,824	63,299	2,327,432
Maxim Janus Large Cap Growth Portfolio Initial Class	426,838	9,046,223	2,961,173	6,831,022	777,583	486	3,158,597
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	47,262	1,364,514	380,717	607,306	191,245	1,624	944,770
Maxim MFS International Growth Portfolio Initial Class	242,503	3,358,103	1,169,502	1,576,100	330,769	35,022	2,330,456
Maxim MFS International Value Portfolio Initial Class	305,087	3,355,140	799,588	1,447,689	292,312	38,942	2,327,817
Maxim MidCap Value Portfolio Initial Class	206,248	2,884,905	785,643	1,288,810	399,612	15,770	2,015,046
Maxim Putnam Equity Income Portfolio Initial Class	425,874	—	4,761,767	578,457	(15,605)	38,668	4,139,493
Maxim Putnam High Yield Bond Portfolio Initial Class	411,119	3,023,720	1,868,178	1,504,974	91,611	189,855	3,161,507
Maxim Small-Cap Value Portfolio Initial Class	97,728	1,362,457	471,561	578,324	208,432	5,136	943,073
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	290,216	5,939,378	1,529,027	2,779,061	510,549	74,775	4,129,772
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	64,501	1,498,813	531,030	675,874	203,641	13,898	1,047,495
Maxim Templeton Global Bond Portfolio Initial Class	627,246	8,186,528	2,149,249	3,864,897	410,070	295,673	5,670,306
Maxim U.S. Government Mortgage Securities Portfolio Initial Class	508,249	9,050,043	2,251,957	5,124,764	(34,931)	199,016	6,312,446
Putnam Equity Income Fund	—	5,920,498	590,471	5,842,989	831,327	13,370	—
Putnam High Yield Advantage Fund A	—	1,537,442	36,556	1,511,714	80,318	7,919	—
Putnam Multi-Cap Value Fund A	169,835	2,893,569	844,944	1,283,894	395,849	8,760	1,998,957

					$5,033,956	$1,483,477	$63,211,253

Maxim Moderate Profile II Portfolio

Affiliate	Shares Held/Account Balance	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 12/31/2011
Great-West Life & Annuity Contract	137,891,791	$164,624,040	$22,802,974	$52,787,881	$—	$3,252,658	$137,891,791
Maxim American Century Growth Portfolio Initial Class	5,265,241	—	59,919,896	6,944,770	(157,775)	133,592	51,809,971
Maxim Federated Bond Portfolio Initial Class	5,618,638	72,328,015	11,890,438	23,071,552	2,109,364	2,116,973	60,512,727
Maxim Invesco ADR Portfolio Initial Class	4,396,247	56,087,012	12,318,769	18,077,488	(4,245,037)	1,261,226	46,160,589
Maxim Janus Large Cap Growth Portfolio Initial Class	7,012,328	123,813,415	31,168,978	68,908,952	11,991,034	8,006	51,891,226
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	648,025	15,566,899	2,418,413	2,856,482	2,119,554	22,810	12,954,023
Maxim MFS International Growth Portfolio Initial Class	4,814,473	55,741,484	12,618,475	17,930,392	(1,693,470)	699,808	46,267,090
Maxim MFS International Value Portfolio Initial Class	6,055,788	55,739,399	5,773,710	11,348,864	2,494,798	777,630	46,205,660
Maxim MidCap Value Portfolio Initial Class	2,884,758	33,740,658	4,066,067	4,986,641	5,026,625	230,532	28,184,083
Maxim Putnam Equity Income Portfolio Initial Class	7,141,927	—	79,629,847	9,019,155	(444,800)	653,620	69,419,534
Maxim Putnam High Yield Bond Portfolio Initial Class	3,375,840	20,711,476	12,740,568	5,128,381	1,117,899	1,660,211	25,960,213
Maxim Small-Cap Growth Portfolio Initial Class	1,388,567	30,872,842	7,002,152	10,414,468	2,464,479	—	25,716,258
Maxim Small-Cap Value Portfolio Initial Class	1,337,886	15,543,840	3,754,345	2,849,171	2,036,684	71,669	12,910,601
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	4,874,661	83,394,801	9,363,716	20,096,997	1,812,543	1,327,533	69,366,433
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	1,863,254	36,041,905	7,688,819	4,776,815	5,590,381	401,882	30,259,245
Maxim Templeton Global Bond Portfolio Initial Class	6,673,217	72,617,678	12,795,002	19,604,473	1,347,652	3,311,435	60,325,882
Maxim U.S. Government Mortgage Securities Portfolio Initial Class	4,868,769	72,240,927	12,508,800	24,376,543	1,158,712	2,086,611	60,470,110
Putnam Equity Income Fund	—	83,123,536	2,098,780	76,788,556	11,285,088	269,887	—
Putnam High Yield Advantage Fund A	—	10,504,210	152,929	9,591,766	1,207,031	80,878	—
Putnam Multi-Cap Value Fund A	2,387,581	33,843,655	4,863,286	4,184,376	5,235,266	125,100	28,101,828

					$50,456,028	$18,492,061	$864,407,264

Maxim Moderately Aggressive Profile II Portfolio

Affiliate	Shares Held/Account Balance	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 12/31/2011
Great-West Life & Annuity Contract	16,660,276	$26,923,289	$6,670,670	$17,292,101	$—	$358,418	$16,660,276
Maxim American Century Growth Portfolio Initial Class	1,225,607	—	12,998,714	665,659	(27,292)	31,039	12,059,970
Maxim Federated Bond Portfolio Initial Class	861,174	15,020,279	3,882,698	9,584,565	236,488	299,850	9,274,840
Maxim Invesco ADR Portfolio Initial Class	1,122,082	19,363,261	5,083,829	9,026,003	1,556,973	320,953	11,781,863
Maxim Janus Large Cap Growth Portfolio Initial Class	1,638,622	38,994,300	11,143,734	28,848,764	4,412,945	1,855	12,125,804
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	231,615	7,542,426	1,544,342	3,360,606	1,056,122	7,980	4,629,979
Maxim MFS International Growth Portfolio Initial Class	1,231,949	19,238,545	5,017,762	8,695,845	2,151,642	177,877	11,839,030
Maxim MFS International Value Portfolio Initial Class	1,551,925	19,243,656	3,816,600	8,730,717	1,992,823	198,050	11,841,185
Maxim MidCap Value Portfolio Initial Class	1,206,132	19,104,664	3,634,783	8,113,719	2,970,993	92,904	11,783,913
Maxim Putnam Equity Income Portfolio Initial Class	1,630,865	—	17,048,797	902,113	(51,033)	147,993	15,852,006
Maxim Putnam High Yield Bond Portfolio Initial Class	724,982	6,021,343	3,670,498	3,669,080	204,342	340,632	5,575,114
Maxim Small Cap Growth Portfolio Initial Class	299,154	8,975,244	2,231,045	4,290,852	1,492,698	—	5,540,323
Maxim Small Cap Value Portfolio Initial Class	479,242	7,531,116	2,010,904	3,208,154	1,172,310	25,078	4,624,685
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	1,111,900	25,758,834	4,890,903	11,270,648	3,298,080	289,407	15,822,344
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	381,690	9,999,068	2,667,849	4,476,483	1,346,789	82,083	6,198,649
Maxim Templeton Global Bond Portfolio Initial Class	1,023,344	15,080,116	4,107,931	8,282,177	1,030,415	486,036	9,251,028
Maxim U.S. Government Mortgage Securities Portfolio Initial Class	746,418	15,001,939	3,980,752	9,942,140	(77,221)	296,879	9,270,512
Putnam Equity Income Fund	—	25,675,604	2,683,780	24,739,517	4,305,209	53,077	—
Putnam High Yield Advantage Fund A	—	3,053,307	121,646	3,046,849	163,737	14,000	—
Putnam Multi-Cap Value Fund A	996,766	19,162,753	3,989,158	8,088,832	2,907,253	51,580	11,731,936

					$30,143,273	$3,275,691	$185,863,457

Maxim Aggressive Profile II Portfolio

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends and Interest Received	Market Value 12/31/2011
Maxim American Century Growth Portfolio Initial Class	4,412,004	$—	$50,433,083	$5,714,306	$(188,783)	$111,822	$43,414,114
Maxim Invesco ADR Portfolio Initial Class	4,392,309	57,283,324	11,913,624	21,914,303	(7,594,489)	1,258,940	46,119,244
Maxim Janus Large Cap Growth Portfolio Initial Class	5,881,443	106,094,453	24,058,395	64,868,059	2,699,484	6,696	43,522,676
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	1,021,632	25,109,132	2,381,392	6,222,921	513,238	36,431	20,422,425
Maxim MFS International Growth Portfolio Initial Class	4,800,598	56,824,173	11,016,619	19,153,990	(3,456,361)	696,709	46,133,748
Maxim MFS International Value Portfolio Initial Class	6,049,872	56,928,699	7,837,337	26,690,605	(9,549,012)	776,321	46,160,525
Maxim MidCap Value Portfolio Initial Class	4,808,285	57,520,753	3,198,447	14,041,944	(107,293)	392,299	46,976,946
Maxim Putnam Equity Income Portfolio Initial Class	5,278,568	—	2,458,358	61,324,540	6,158,969	482,280	51,307,676
Maxim Small-Cap Growth Portfolio Initial Class	1,367,507	31,123,267	4,429,742	9,495,652	1,105,539	—	25,326,237
Maxim Small-Cap Value Portfolio Initial Class	2,111,395	25,071,798	4,377,434	5,048,626	1,395,064	112,766	20,374,959
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	3,604,006	63,053,369	4,645,057	20,296,791	(5,523,396)	1,006,924	51,285,012
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	1,471,236	29,087,608	3,888,775	4,209,417	2,181,169	316,877	23,892,876
Putnam Equity Income Fund	—	62,848,340	58,522,153	5,777,653	(326,841)	212,734	—
Putnam Multi-Cap Value Fund A	3,986,934	57,759,467	4,341,013	12,870,120	(227,907)	205,446	46,926,211

					$(12,920,619)	$5,616,245	$511,862,649

3 . PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the year ended December 31, 2011, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales
Maxim Conservative Profile II Portfolio	$103,010,502	$111,611,444
Maxim Moderately Conservative Profile II Portfolio	32,466,268	57,821,568
Maxim Moderate Profile II Portfolio	315,575,964	444,199,751
Maxim Moderately Aggressive Profile II Portfolio	101,196,394	206,378,097
Maxim Aggressive Profile II Portfolio	193,501,429	264,708,308

4. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2011 were as follows:

	Cost For Income Tax Purposes		Gross Appreciation		Gross Depreciation	Net Unrealized Depreciation
Maxim Conservative Profile II Portfolio	$326,301,426	$	4,959,314	$	33,726,246	$(28,766,932)
Maxim Moderately Conservative Profile II Portfolio	72,200,485		771,226		9,760,458	(8,989,232)
Maxim Moderate Profile II Portfolio	1,028,824,307		19,161,458		183,578,501	(164,417,043)
Maxim Moderately Aggressive Profile II Portfolio	215,058,830		2,293,824		31,489,197	(29,195,373)
Maxim Aggressive Profile II Portfolio	629,094,688		17,575,240		134,807,279	(117,232,039)

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2011 and 2010 were as follows:

Maxim Conservative Profile II Portfolio	2011	2010
Distributions paid from:
Ordinary income	$6,724,074	$6,468,812
Long-term capital gain	21,076,290	6,927,666

	$27,800,364	$13,396,478

Maxim Moderately Conservative Profile II Portfolio	2011	2010
Distributions paid from:
Ordinary income	$3,659,580	$2,124,254
Long-term capital gain	4,428,866	3,708,202

	$8,088,446	$5,832,456

Maxim Moderate Profile II Portfolio	2011	2010
Distributions paid from:
Ordinary income	$15,923,532	$14,374,611
Long-term capital gain	70,664,145	20,322,720

	$86,587,677	$34,697,331

Maxim Moderately Aggressive Profile II Portfolio	2011	2010
Distributions paid from:
Ordinary income	$15,442,736	$3,827,301
Long-term capital gain	24,944,961	7,003,213

	$40,387,697	$10,830,514

Maxim Aggressive Profile II Portfolio	2011	2010
Distributions paid from:
Ordinary income	$5,072,185	$4,518,798
Long-term capital gain	9,809,685	1,685,413

	$14,881,870	$6,204,211

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Maxim Conservative Profile II Portfolio
Undistributed ordinary income	$1,652,913
Undistributed capital gains	212,799

Net accumulated earnings	1,865,712

Net unrealized appreciation on investments	(28,766,932)
Capital loss carryforwards	-
Post-October losses	(12,523)

Tax composition of capital	$(26,913,743)

Maxim Moderately Conservative Profile II Portfolio
Undistributed ordinary income	$200,205
Undistributed capital gains	291,494

Net accumulated earnings	491,699

Net unrealized appreciation on investments	(8,989,232)
Capital loss carryforwards	-
Post-October losses	(22,849)

Tax composition of capital	$(8,520,382)

Maxim Moderate Profile II Portfolio
Undistributed ordinary income	$3,909,489
Undistributed capital gains	10,558,489

Net accumulated earnings	14,467,978

Net unrealized appreciation on investments	(164,417,043)
Capital loss carryforwards	-
Post-October losses	(88,573)

Tax composition of capital	$(150,037,638)

Maxim Moderately Aggressive Profile II Portfolio
Undistributed ordinary income	$-
Undistributed capital gains	1,815,294

Net accumulated earnings	1,815,294

Net unrealized appreciation on investments	(29,195,373)
Capital loss carryforwards	-
Post-October losses	(6,684)

Tax composition of capital	$(27,386,763)

Maxim Aggressive Profile II Portfolio
Undistributed ordinary income	-
Undistributed capital gains	9,709,021

Net accumulated earnings	9,709,021

Net unrealized appreciation on investments	(117,232,039)
Capital loss carryforwards	-
Post-October losses	(84,755)

Tax composition of capital	$(107,607,773)

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by each Portfolio. For the year ended December 31, 2011 the Portfolios reclassified the following permanent book and tax differences: Maxim Moderately Conservative Profile II reclassified $2,012,531 to overdistributed net investment income from accumulated net realized gain on investments, Maxim Moderate Profile II reclassified $570 from overdistributed net investment income to accumulated net realized gain on investments, Maxim Moderately Aggressive Profile II reclassified $12,199,995 to overdistributed net investment income from accumulated net realized gain on investments, Maxim Aggressive Profile II reclassified $813,674 to overdistributed net investment income from accumulated net realized gain on investments.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. For the year ended December 31, 2011, the Portfolios did not utilize any capital loss carryforwards and did not have any available for federal income tax purposes.

6. TAX INFORMATION (unaudited)

The Portfolios intend to pass through foreign tax credits and have derived gross income from sources within foreign countries.

	Foreign Tax Credits	Gross Income from Foreign Countries
Maxim Conservative Profile II Portfolio	$ 58,680	$ 721,857
Maxim Moderately Conservative Profile II Portfolio	19,644	241,652
Maxim Moderate Profile II Portfolio	389,819	4,795,473
Maxim Moderately Aggressive Profile II Portfolio	99,690	1,226,550
Maxim Aggressive Profile II Portfolio	389,251	4,788,477

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2011, the following are the percentages that qualify for the dividend received deduction available to the Portfolios’ corporate shareholders.

Percent of Ordinary Income Distributions Qualifying for Dividends Received
Maxim Conservative Profile II Portfolio	7%
Maxim Moderately Conservative Profile II Portfolio	5%
Maxim Moderate Profile II Portfolio	16%
Maxim Moderately Aggressive Profile II Portfolio	5%
Maxim Aggressive Profile II Portfolio	54%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Maxim Aggressive Profile II Portfolio, Maxim Moderately Aggressive Profile II Portfolio, Maxim Moderate Profile II Portfolio, Maxim Moderately Conservative Profile II Portfolio and Maxim Conservative Profile II Portfolio, five of the portfolios constituting of the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial positions of the Maxim Aggressive Profile II Portfolio, Maxim Moderately Aggressive Profile II Portfolio, Maxim Moderate Profile II Portfolio, Maxim Moderately Conservative Profile II Portfolio and Maxim Conservative Profile II Portfolio of the Maxim Series Fund, Inc. as of December 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 and the schedules of investments, the financial statements include investments valued at $16,660,276 (9% of net assets) for Maxim Moderately Aggressive Profile II Portfolio, $137,891,791 (16% of net assets) for Maxim Moderate Profile II Portfolio, $13,866,511 (22% of net assets) for Maxim Moderately Conservative Profile II Portfolio, and $66,826,421 (22% of net assets) for Maxim Conservative Profile II Portfolio, whose values have been estimated by the Board of Directors in the absence of readily ascertainable market values. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of value of such securities and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and the differences could be material.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 21, 2012

Fund Directors and Officers

Maxim Series Fund, Inc. (“the Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 63 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943) 2011	Chairman, SGM Capital, LLC

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, GW Capital Management, LLC

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or GW Capital Management, LLC.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President & Chief Executive Officer 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer &

Treasurer

2008 (as Treasurer and

Investment Operations

Compliance Officer)

2010 (as Chief Financial Officer,

Treasurer, and Investment Operations

Compliance Officer)

2011 (as Chief Financial

Officer & Treasurer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer & Treasurer, GW Capital Management, LLC

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 – 2010 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, GW Capital Management, LLC

Ryan L. Logsdon (1974) Assistant Vice President, Counsel & Secretary 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, GW Capital Management, LLC

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $418,850 for fiscal year 2010 and $610,000 for fiscal year 2011.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $84,800 for fiscal year 2010 and $79,500 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $238,700 for fiscal year 2010 and $263,400 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1)  Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund’s primary investment adviser.

authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2010 equaled $1,060,100 and for fiscal year 2011 equaled $2,329,700.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

(c)

The registrant invests a portion of its assets in a guaranteed fixed interest contract issued by an affiliated insurance company. The registrant was improperly classifying the daily interest income on the guaranteed fixed interest contract as unrealized gain rather than interest income, which impacted classification of distributions. There was no NAV impact to shareholders; the registrant's shareholders are in tax-deferred products and, therefore, are not impacted by the distribution classification in the filing of their personal tax returns. However, the registrant's management, the registrant's adviser and the registrant's auditors determined the registrant's and the adviser's procedures for oversight of the financial reporting related to the guaranteed fixed interest contract constituted a significant deficiency in internal controls over financial reporting. Registrant and its management have enhanced the registrant's and the adviser's processes related to the financial reporting of the guaranteed fixed interest contract.

ITEM 12. EXHIBITS.

(a)            (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer and Treasurer

Date:	February 28, 2012